Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 186	$ 409
Gross Financial Liabilities Netted Against Assets	0
Net Financial Assets in the Consolidated Statement of Financial Position	186	409
Related Financial Liabilities Not Netted	0
Net Amount, Financial Assets	186	409
Gross Financial Liabilities	32	37
Gross Financial Assets Netted Against Liabilities	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	32	37
Related Financial Assets Not Netted	0
Net Amount	32	37
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	32	37
Gross Financial Assets Netted Against Liabilities	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	32	37
Related Financial Assets Not Netted	0
Net Amount	32	37
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	123	388
Gross Financial Liabilities Netted Against Assets	0
Net Financial Assets in the Consolidated Statement of Financial Position	123	388
Related Financial Liabilities Not Netted	0
Net Amount, Financial Assets	123	388
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	63	21
Gross Financial Liabilities Netted Against Assets	0
Net Financial Assets in the Consolidated Statement of Financial Position	63	21
Related Financial Liabilities Not Netted	0
Net Amount, Financial Assets	$ 63	$ 21